UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Emerging Markets Income Fund Class A, Class T, Class C and Class I Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Mexico	12.0	11.0
Brazil	6.8	5.0
Venezuela	6.6	7.1
United States of America	6.0	5.1
Turkey	5.9	5.5

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Petroleos Mexicanos	7.3	5.4
Brazilian Federative Republic	5.5	3.7
Turkish Republic	5.5	5.1
Russian Federation	4.4	4.8
Argentine Republic	4.3	0.0
	27.0

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Corporate Bonds	36.8%
Government Obligations	54.0%
Stocks	1.2%
Preferred Securities	0.6%
Investment Companies	5.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

As of December 31, 2015
Corporate Bonds	37.0%
Government Obligations	56.2%
Stocks	0.2%
Preferred Securities	0.6%
Investment Companies	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.8%
		Principal Amount(a)	Value
Argentina - 0.2%
Cablevision SA 6.5% 6/15/21 (b)		$3,135,000	$3,197,700
YPF SA 8.5% 3/23/21 (b)		3,580,000	3,821,650

TOTAL ARGENTINA			7,019,350

Azerbaijan - 2.2%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		10,445,000	10,213,330
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		37,865,000	40,799,538
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		18,225,000	17,433,233
6.95% 3/18/30 (Reg. S)		13,250,000	13,846,250

TOTAL AZERBAIJAN			82,292,351

Brazil - 1.0%
Banco Nacional de Desenvolvimento Economico e Social:
6.369% 6/16/18 (b)		12,645,000	13,193,793
6.5% 6/10/19 (b)		7,495,000	7,907,225
Caixa Economica Federal:
2.375% 11/6/17 (b)		4,875,000	4,776,038
4.25% 5/13/19 (b)		10,425,000	10,242,563
7.25% 7/23/24 (b)(c)		1,715,000	1,444,888

TOTAL BRAZIL			37,564,507

Canada - 0.4%
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		555,000	463,425
7% 2/15/21 (b)		1,460,000	1,173,475
7.25% 10/15/19 (b)		1,755,000	1,509,300
7.25% 5/15/22 (b)		2,595,000	2,004,638
Pacific Exploration and Production Corp. 12% 12/22/17		4,500,000	3,960,000
Pacific Rubiales Energy Corp.:
5.125% 3/28/23 (b)(d)		14,785,000	2,735,225
5.375% 1/26/19 (b)(d)		1,115,000	206,275
5.625% 1/19/25 (b)(d)		9,540,000	1,764,900

TOTAL CANADA			13,817,238

Cayman Islands - 0.5%
Brazil Minas SPE 5.333% 2/15/28 (b)		6,985,000	6,234,113
Lamar Funding Ltd. 3.958% 5/7/25 (b)		8,030,000	7,493,596
Vale Overseas Ltd. 5.875% 6/10/21		4,480,000	4,485,600

TOTAL CAYMAN ISLANDS			18,213,309

Colombia - 0.3%
Ecopetrol SA 7.375% 9/18/43		9,510,000	9,486,225
Costa Rica - 0.2%
Banco de Costa Rica 5.25% 8/12/18 (b)		1,645,000	1,679,956
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		3,400,000	2,584,000
6.95% 11/10/21 (b)		3,639,000	3,766,365

TOTAL COSTA RICA			8,030,321

Croatia - 0.0%
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		1,580,000	1,659,727
Georgia - 0.9%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		25,962,000	26,810,957
JSC Georgian Railway 7.75% 7/11/22 (b)		6,985,000	7,700,963

TOTAL GEORGIA			34,511,920

India - 0.1%
ICICI Bank Ltd. 7.25% (b)(c)(e)		2,000,000	2,002,844
Indonesia - 2.3%
PT Pertamina Persero:
4.3% 5/20/23 (b)		6,240,000	6,343,752
4.875% 5/3/22 (b)		6,860,000	7,216,775
5.25% 5/23/21 (b)		8,970,000	9,604,592
5.625% 5/20/43 (b)		9,025,000	8,742,463
6% 5/3/42 (b)		18,681,000	18,886,342
6.45% 5/30/44 (b)		12,565,000	13,301,711
6.5% 5/27/41 (b)		20,415,000	21,641,962

TOTAL INDONESIA			85,737,597

Ireland - 1.9%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	5,689,444
SCF Capital Ltd. 5.375% 6/16/23 (b)		6,835,000	6,865,758
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (b)		5,900,000	6,003,191
5.45% 11/22/17 (b)		9,210,000	9,495,123
5.942% 11/21/23 (b)		8,685,000	9,076,172
6.025% 7/5/22 (b)		5,110,000	5,398,000
6.8% 11/22/25 (b)		8,000,000	8,781,600
6.902% 7/9/20 (b)		17,060,000	18,492,187

TOTAL IRELAND			69,801,475

Israel - 0.6%
B Communications Ltd. 7.375% 2/15/21 (b)		9,765,000	10,448,550
Israel Electric Corp. Ltd.:
7.25% 1/15/19 (Reg. S)		7,810,000	8,678,863
7.75% 12/15/27 (Reg. S)		3,076,000	3,768,100

TOTAL ISRAEL			22,895,513

Kazakhstan - 2.1%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		6,670,000	6,504,584
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		10,555,000	9,632,493
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (b)		12,630,000	13,800,801
7% 5/5/20 (b)		19,635,000	21,373,483
9.125% 7/2/18 (b)		21,430,000	23,791,586
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		1,955,000	1,939,360

TOTAL KAZAKHSTAN			77,042,307

Luxembourg - 3.7%
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		15,800,000	17,031,262
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		24,420,000	22,367,499
6.75% 1/27/41		21,775,000	17,474,438
8.375% 12/10/18		26,891,000	29,815,396
RSHB Capital SA:
5.1% 7/25/18 (b)		15,635,000	16,114,995
5.298% 12/27/17 (b)		28,845,000	29,656,698
6% 6/3/21 (Reg. S) (c)		3,405,000	3,396,923
8.5% 10/16/23 (b)		2,460,000	2,589,642

TOTAL LUXEMBOURG			138,446,853

Malaysia - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		12,400,000	10,683,927
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		3,430,000	4,747,123
Petronas Capital Ltd. 7.875% 5/22/22 (b)		4,415,000	5,694,304

TOTAL MALAYSIA			21,125,354

Mexico - 9.3%
Comision Federal de Electricid 4.875% 1/15/24 (b)		10,990,000	11,498,288
Grupo Televisa SA de CV 6.125% 1/31/46		3,080,000	3,401,152
Pemex Project Funding Master Trust:
6.625% 6/15/35		46,970,000	48,426,070
8.625% 2/1/22		8,763,000	10,165,080
Petroleos Mexicanos:
3.5% 1/30/23		3,785,000	3,563,956
4.875% 1/24/22		23,340,000	23,862,583
4.875% 1/18/24		5,785,000	5,864,833
5.5% 2/4/19 (b)		8,755,000	9,201,505
5.5% 1/21/21		13,345,000	14,131,021
5.5% 6/27/44		15,265,000	13,792,691
5.625% 1/23/46		14,958,000	13,634,217
6.375% 2/4/21 (b)		19,400,000	21,093,620
6.375% 1/23/45		32,640,000	32,803,200
6.5% 6/2/41		71,175,000	72,064,688
6.625% (b)(e)		19,350,000	19,108,125
6.875% 8/4/26 (b)		38,420,000	42,953,560

TOTAL MEXICO			345,564,589

Netherlands - 3.7%
Bulgaria Steel Finance BV 12% 5/4/13 unit (d)	EUR	600,000	0
Dilijan Finance BV 12% 7/29/20 (b)		1,980,000	1,901,196
GTH Finance BV:
6.25% 4/26/20 (b)		2,815,000	2,917,128
7.25% 4/26/23 (b)		3,425,000	3,562,000
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (b)		3,505,000	3,675,869
6.95% 7/10/42 (b)		12,065,000	12,338,876
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		4,700,000	5,910,250
Petrobras Global Finance BV:
6.25% 3/17/24		23,600,000	20,945,000
6.85% 6/5/2115		29,670,000	22,549,200
7.25% 3/17/44		13,625,000	11,172,500
8.375% 5/23/21		45,005,000	46,445,160
8.75% 5/23/26		6,950,000	6,984,750

TOTAL NETHERLANDS			138,401,929

South Africa - 0.8%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		13,600,000	13,484,400
6.75% 8/6/23 (b)		6,550,000	6,477,950
7.125% 2/11/25 (b)		6,015,000	5,961,767
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		6,075,000	5,759,951

TOTAL SOUTH AFRICA			31,684,068

Sri Lanka - 0.2%
Bank of Ceylon 6.875% 5/3/17 (b)		4,255,000	4,345,419
National Savings Bank 8.875% 9/18/18 (b)		2,625,000	2,797,148

TOTAL SRI LANKA			7,142,567

Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)		282,500	272,613
9.75% 8/14/19 (b)		14,120,000	15,390,800

TOTAL TRINIDAD & TOBAGO			15,663,413

Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (b)		6,300,000	6,232,086
Export Credit Bank of Turkey 5% 9/23/21 (b)		3,420,000	3,507,921
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		4,655,000	4,667,010

TOTAL TURKEY			14,407,017

United Arab Emirates - 0.2%
DP World Ltd. 6.85% 7/2/37 (Reg. S)		7,430,000	8,138,673
United Kingdom - 0.9%
Biz Finance PLC 9.625% 4/27/22 (b)		29,685,000	28,853,820
SSB #1 PLC 9.375% 3/10/23 (b)		2,955,000	2,844,188

TOTAL UNITED KINGDOM			31,698,008

United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (b)		2,824,312	2,661,914
Venezuela - 3.8%
Petroleos de Venezuela SA:
5.25% 4/12/17		27,035,000	16,961,759
5.375% 4/12/27		54,475,000	18,995,433
5.5% 4/12/37		63,595,000	21,781,288
6% 5/16/24 (b)		59,830,000	20,716,138
6% 11/15/26 (Reg. S)		67,810,000	23,645,347
8.5% 11/2/17 (b)		21,626,666	15,128,437
8.5% 11/2/17 (Reg. S)		5,233,333	3,660,858
9% 11/17/21 (Reg. S)		14,725,000	6,309,663
9.75% 5/17/35 (b)		19,475,000	7,789,026
9.75% 5/17/35		4,955,000	1,981,752
12.75% 2/17/22 (b)		11,435,000	5,797,545

TOTAL VENEZUELA			142,767,246

TOTAL NONCONVERTIBLE BONDS
(Cost $1,395,254,137)			1,367,776,315

Government Obligations - 54.0%
Angola - 0.4%
Angola Republic 9.5% 11/12/25 (b)		13,535,000	13,402,357
Argentina - 4.3%
Argentine Republic:
6.25% 4/22/19 (b)		21,695,000	22,617,038
6.625% 7/6/28		6,750,000	6,750,000
6.875% 4/22/21 (b)		27,740,000	29,584,710
7% 4/17/17		8,840,000	9,068,121
7.125% 7/6/36		15,750,000	15,750,000
7.5% 4/22/26 (b)		30,150,000	32,592,150
7.625% 4/22/46 (b)		9,590,000	10,357,200
8.28% 12/31/33		28,033,750	31,257,631

TOTAL ARGENTINA			157,976,850

Armenia - 1.1%
Republic of Armenia:
6% 9/30/20 (b)		33,770,000	33,980,049
7.15% 3/26/25 (b)		5,555,000	5,638,325

TOTAL ARMENIA			39,618,374

Azerbaijan - 0.2%
Azerbaijan Republic 4.75% 3/18/24 (b)		7,380,000	7,463,394
Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		4,040,000	3,272,400
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (b)		11,709,000	11,486,529
7.25% 12/15/21 (b)		7,679,000	7,583,013

TOTAL BARBADOS			19,069,542

Belarus - 0.1%
Belarus Republic 8.95% 1/26/18		3,570,000	3,702,090
Belize - 0.0%
Belize Government 5% 2/20/38 (b)(f)		2,946,600	1,657,463
Brazil - 5.6%
Brazilian Federative Republic:
2.625% 1/5/23		11,500,000	10,482,250
4.25% 1/7/25		23,460,000	23,049,450
4.875% 1/22/21		13,130,000	13,832,455
5% 1/27/45		23,300,000	20,911,750
5.625% 1/7/41		16,205,000	15,718,850
6% 4/7/26		31,210,000	33,862,850
7.125% 1/20/37		14,195,000	15,969,375
8.25% 1/20/34		32,000,000	38,880,000
8.75% 2/4/25		3,120,000	3,970,200
8.875% 4/15/24		4,005,000	5,046,300
10.125% 5/15/27		6,670,000	9,671,500
12.25% 3/6/30		6,915,000	11,409,750
Caixa Economica Federal 4.5% 10/3/18 (b)		6,530,000	6,513,675

TOTAL BRAZIL			209,318,405

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)		10,970,000	11,081,894
Colombia - 2.1%
Colombian Republic:
6.125% 1/18/41		14,320,000	16,539,600
7.375% 9/18/37		44,215,000	57,424,231
11.75% 2/25/20		3,518,000	4,634,965

TOTAL COLOMBIA			78,598,796

Congo - 0.4%
Congo Republic 4% 6/30/29 (f)		20,961,028	15,096,132
Costa Rica - 1.6%
Costa Rican Republic:
4.25% 1/26/23 (b)		14,020,000	13,354,050
4.375% 4/30/25 (b)		8,360,000	7,795,700
5.625% 4/30/43 (b)		2,120,000	1,812,600
7% 4/4/44 (b)		13,985,000	13,915,075
7.158% 3/12/45 (b)		22,070,000	22,014,825

TOTAL COSTA RICA			58,892,250

Croatia - 1.9%
Croatia Republic:
5.5% 4/4/23 (b)		5,890,000	6,241,044
6% 1/26/24 (b)		25,950,000	28,293,285
6.375% 3/24/21 (b)		13,225,000	14,427,814
6.625% 7/14/20 (b)		6,100,000	6,655,100
6.75% 11/5/19		12,545,000	13,658,369

TOTAL CROATIA			69,275,612

Dominican Republic - 1.2%
Dominican Republic:
5.5% 1/27/25 (b)		8,000,000	8,140,000
5.875% 4/18/24 (b)		5,170,000	5,402,650
6.6% 1/28/24 (b)		3,375,000	3,661,875
6.85% 1/27/45 (b)		8,305,000	8,595,675
6.875% 1/29/26 (b)		3,690,000	4,071,915
7.45% 4/30/44 (b)		6,495,000	7,144,500
7.5% 5/6/21 (b)		6,245,000	6,938,195

TOTAL DOMINICAN REPUBLIC			43,954,810

Ecuador - 0.5%
Ecuador Republic:
7.95% 6/20/24 (b)		10,540,000	9,196,150
10.5% 3/24/20 (b)		10,040,000	9,939,600

TOTAL ECUADOR			19,135,750

Egypt - 0.2%
Arab Republic 5.875% 6/11/25 (b)		5,925,000	5,184,375
Arab Republic of Egypt 6.875% 4/30/40 (b)		3,170,000	2,637,377

TOTAL EGYPT			7,821,752

El Salvador - 0.8%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		6,722,000	6,016,190
6.375% 1/18/27 (b)		4,065,000	3,678,825
7.375% 12/1/19		3,695,000	3,704,238
7.625% 2/1/41 (b)		5,850,000	5,250,375
7.65% 6/15/35 (Reg. S)		5,325,000	4,739,250
7.75% 1/24/23 (Reg. S)		2,995,000	3,032,438
8.25% 4/10/32 (Reg. S)		1,930,000	1,857,625

TOTAL EL SALVADOR			28,278,941

Ethiopia - 0.1%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		4,030,000	3,752,938
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		10,200,000	8,785,260
6.95% 6/16/25 (b)		7,370,000	6,431,504

TOTAL GABON			15,216,764

Ghana - 1.2%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		11,235,000	9,759,395
8.125% 1/18/26 (b)		11,605,000	9,966,374
8.5% 10/4/17		755,000	764,475
10.75% 10/14/30 (b)		22,375,000	23,572,063

TOTAL GHANA			44,062,307

Hungary - 0.5%
Hungarian Republic 6.375% 3/29/21		15,263,000	17,374,972
Indonesia - 2.1%
Indonesian Republic:
4.75% 1/8/26 (b)		6,660,000	7,251,881
5.875% 1/15/24 (b)		7,205,000	8,332,352
5.95% 1/8/46 (b)		11,670,000	13,751,134
6.625% 2/17/37		12,975,000	15,986,874
6.75% 1/15/44 (b)		2,410,000	3,062,500
7.75% 1/17/38 (b)		5,990,000	8,128,526
8.5% 10/12/35 (b)		14,490,000	20,677,259

TOTAL INDONESIA			77,190,526

Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		27,125,000	20,650,263
Ivory Coast - 0.5%
Ivory Coast:
5.375% 7/23/24 (b)		3,045,000	2,832,954
5.75% 12/31/32		12,700,000	11,825,732
6.375% 3/3/28 (b)		6,070,000	5,857,289

TOTAL IVORY COAST			20,515,975

Jamaica - 0.4%
Jamaican Government:
6.75% 4/28/28		4,710,000	4,945,500
7.625% 7/9/25		2,440,000	2,720,600
7.875% 7/28/45		1,980,000	2,113,650
8% 6/24/19		3,875,000	4,194,688
8% 3/15/39		2,245,000	2,447,050

TOTAL JAMAICA			16,421,488

Jordan - 0.3%
Jordanian Kingdom 6.125% 1/29/26 (b)		9,030,000	9,526,650
Kazakhstan - 0.2%
Kazakhstan Republic 6.5% 7/21/45 (b)		6,535,000	7,594,585
Kenya - 0.3%
Republic of Kenya:
5.875% 6/24/19 (b)		2,750,000	2,727,175
6.875% 6/24/24 (b)		10,855,000	10,036,750

TOTAL KENYA			12,763,925

Lebanon - 1.6%
Lebanese Republic:
5.45% 11/28/19		8,145,000	8,020,382
6.1% 10/4/22		7,905,000	7,714,490
6.6% 11/27/26		8,060,000	7,777,900
6.65% 2/26/30 (Reg. S)		8,250,000	7,897,395
6.75% 11/29/27 (Reg. S)		6,300,000	6,167,700
7.05% 11/2/35(Reg. S)		4,040,000	3,929,223
8.25% 4/12/21 (Reg.S)		13,105,000	14,040,435
9% 3/20/17		5,355,000	5,500,977

TOTAL LEBANON			61,048,502

Mexico - 2.5%
United Mexican States:
5.75% 3/5/26	MXN	180,030,000	9,783,857
7.5% 4/8/33		2,500,000	3,612,500
8.3% 8/15/31		9,880,000	15,931,500
10% 12/5/24	MXN	807,610,000	56,641,920
11.5% 5/15/26		3,595,000	5,859,850

TOTAL MEXICO			91,829,627

Mongolia - 0.2%
Mongolian People's Republic:
4.125% 1/5/18 (Reg. S)		3,355,000	3,254,350
5.125% 12/5/22 (Reg. S)		3,360,000	2,753,204

TOTAL MONGOLIA			6,007,554

Mozambique - 0.1%
Mozambique Republic 10.5% 1/18/23 (b)		4,390,000	3,073,878
Namibia - 0.0%
Republic of Namibia 5.5% 11/3/21 (b)		1,822,000	1,920,024
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,270,313	3,294,840
Oman - 0.4%
Sultanate of Oman 4.75% 6/15/26 (b)		15,595,000	15,433,685
Pakistan - 0.2%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		5,445,000	5,718,524
8.25% 4/15/24 (b)		3,465,000	3,644,262

TOTAL PAKISTAN			9,362,786

Panama - 0.5%
Panamanian Republic:
8.875% 9/30/27		5,299,000	7,789,530
9.375% 4/1/29		7,320,000	11,163,000

TOTAL PANAMA			18,952,530

Philippines - 0.5%
Philippine Republic 10.625% 3/16/25		12,505,000	20,583,530
Qatar - 0.4%
State of Qatar:
4.625% 6/2/46 (b)		7,620,000	8,284,281
9.75% 6/15/30 (Reg. S)		3,135,000	5,212,565

TOTAL QATAR			13,496,846

Romania - 0.4%
Romanian Republic:
6.125% 1/22/44 (b)		3,262,000	4,068,366
6.75% 2/7/22 (b)		10,213,000	12,091,171

TOTAL ROMANIA			16,159,537

Russia - 4.4%
Russian Federation:
4.875% 9/16/23 (b)		9,590,000	10,460,197
5.625% 4/4/42 (b)		15,305,000	17,308,118
5.875% 9/16/43 (b)		7,635,000	8,920,734
7.5% 3/15/18	RUB	3,495,455,000	53,339,562
12.75% 6/24/28 (Reg. S)		41,644,000	72,906,651

TOTAL RUSSIA			162,935,262

Rwanda - 0.2%
Republic of Rwanda 6.625% 5/2/23 (b)		6,385,000	6,178,765
Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (b)		2,415,000	2,300,529
8.75% 5/13/21 (b)		5,565,000	6,080,319

TOTAL SENEGAL			8,380,848

Serbia - 0.3%
Republic of Serbia 7.25% 9/28/21 (b)		10,165,000	11,636,180
South Africa - 1.8%
South African Republic:
5.5% 3/9/20		9,690,000	10,465,200
5.875% 9/16/25		10,890,000	12,126,015
8% 12/21/18	ZAR	639,755,000	43,497,298

TOTAL SOUTH AFRICA			66,088,513

Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		2,960,000	2,964,339
5.875% 7/25/22 (b)		3,225,000	3,126,144
6% 1/14/19 (b)		3,180,000	3,239,075
6.25% 10/4/20 (b)		4,345,000	4,432,447
6.25% 7/27/21 (b)		4,475,000	4,500,843
6.85% 11/3/25 (b)		5,415,000	5,274,795

TOTAL SRI LANKA			23,537,643

Tanzania - 0.1%
United Republic of Tanzania 6.8921% 3/9/20 (c)		2,453,336	2,508,782
Turkey - 5.5%
Turkish Republic:
4.875% 4/16/43		5,955,000	5,813,569
5.125% 3/25/22		5,305,000	5,672,297
5.625% 3/30/21		10,525,000	11,472,250
5.75% 3/22/24		13,855,000	15,449,849
6% 1/14/41		6,560,000	7,337,268
6.25% 9/26/22		14,140,000	15,989,653
6.75% 5/30/40		3,755,000	4,577,705
6.875% 3/17/36		22,520,000	27,453,682
7% 3/11/19		7,560,000	8,365,715
7% 6/5/20		33,875,000	38,420,009
7.375% 2/5/25		13,805,000	17,033,575
7.5% 11/7/19		19,385,000	22,139,415
8% 2/14/34		7,240,000	9,747,502
11.875% 1/15/30		7,575,000	13,218,375

TOTAL TURKEY			202,690,864

Ukraine - 2.6%
Ukraine Government:
0% 5/31/40 (b)(c)		44,715,000	14,485,424
7.75% 9/1/19 (b)		23,778,000	23,426,086
7.75% 9/1/20 (b)		10,677,000	10,438,903
7.75% 9/1/21 (b)		9,792,000	9,524,678
7.75% 9/1/22 (b)		6,292,000	6,082,791
7.75% 9/1/23 (b)		7,322,000	7,048,889
7.75% 9/1/24 (b)		7,142,000	6,836,680
7.75% 9/1/25 (b)		7,352,000	7,004,250
7.75% 9/1/26 (b)		6,727,000	6,375,178
7.75% 9/1/27 (b)		6,292,000	5,947,198

TOTAL UKRAINE			97,170,077

Venezuela - 2.8%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		211,320	211,320
6% 12/9/20		14,095,000	5,726,094
7% 12/1/18 (Reg. S)		8,075,000	4,047,594
7% 3/31/38		8,645,000	3,436,388
7.65% 4/21/25		28,995,000	11,815,463
7.75% 10/13/19 (Reg. S)		13,260,000	5,933,850
8.25% 10/13/24		16,655,000	6,953,463
9% 5/7/23 (Reg. S)		22,080,000	9,411,600
9.25% 9/15/27		23,050,000	11,121,625
9.25% 5/7/28 (Reg. S)		40,490,000	17,410,700
9.375% 1/13/34		19,015,000	8,223,988
11.75% 10/21/26 (Reg. S)		14,165,000	6,728,375
11.95% 8/5/31 (Reg. S)		18,410,000	8,652,700
12.75% 8/23/22		12,445,000	6,284,725

TOTAL VENEZUELA			105,957,885

Vietnam - 0.3%
Vietnamese Socialist Republic:
4.8% 11/19/24 (b)		5,440,000	5,597,820
6.75% 1/29/20 (b)		3,632,000	4,025,734

TOTAL VIETNAM			9,623,554

Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (b)		5,370,000	4,189,137
8.5% 4/14/24 (b)		4,790,000	4,162,031
8.97% 7/30/27 (b)		6,865,000	5,938,912

TOTAL ZAMBIA			14,290,080

TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,957,574,890)			2,004,848,997
		Shares	Value

Common Stocks - 1.1%
Brazil - 0.1%
Vale SA sponsored ADR (h)		776,400	3,928,584
Canada - 0.1%
First Quantum Minerals Ltd.		150,000	1,053,059
Pacific Exploration and Production Corp. warrants (i)		112,500	360,000

TOTAL CANADA			1,413,059

Cayman Islands - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (i)		67,600	5,376,228
Anta Sports Products Ltd.		813,000	1,638,311
Baidu.com, Inc. sponsored ADR (i)		22,700	3,748,905
NetEase, Inc. sponsored ADR		4,000	772,880

TOTAL CAYMAN ISLANDS			11,536,324

China - 0.1%
BBMG Corp. (H Shares)		1,609,000	485,292
China International Travel Service Corp. Ltd. (A Shares)		108,227	719,486
China Petroleum & Chemical Corp. (H Shares)		1,004,000	725,510
Kweichow Moutai Co. Ltd.		18,100	795,869
PICC Property & Casualty Co. Ltd. (H Shares)		376,000	592,818

TOTAL CHINA			3,318,975

Hong Kong - 0.0%
CNOOC Ltd. sponsored ADR		5,600	698,096
India - 0.2%
Axis Bank Ltd.		102,389	813,497
Bharat Heavy Electricals Ltd. (i)		345,288	656,010
Bharti Infratel Ltd.		144,013	737,836
Godrej Consumer Products Ltd.		31,669	754,360
Havells India Ltd.		124,819	667,153
Hindustan Unilever Ltd.		55,310	737,659
Power Grid Corp. of India Ltd.		309,363	748,935
Zee Entertainment Enterprises Ltd.		158,116	1,073,118

TOTAL INDIA			6,188,568

Indonesia - 0.0%
PT Matahari Department Store Tbk		769,600	1,172,954
Korea (South) - 0.1%
AMOREPACIFIC Corp.		2,012	758,078
LG Household & Health Care Ltd.		819	799,351

TOTAL KOREA (SOUTH)			1,557,429

Mexico - 0.2%
America Movil S.A.B. de CV Series L sponsored ADR		304,000	3,727,040
CEMEX S.A.B. de CV sponsored ADR		192,400	1,187,108
Fibra Uno Administracion SA de CV		310,800	660,613
Grupo Financiero Banorte S.A.B. de CV Series O		124,700	699,259

TOTAL MEXICO			6,274,020

Philippines - 0.0%
Metropolitan Bank & Trust Co.		180,980	348,166
Russia - 0.0%
Sberbank of Russia sponsored ADR		90,300	791,973
South Africa - 0.0%
Naspers Ltd. Class N		7,500	1,145,213
Thailand - 0.0%
Airports of Thailand PCL (For. Reg.)		60,200	669,391
Kasikornbank PCL (For. Reg.)		146,000	719,396

TOTAL THAILAND			1,388,787

Turkey - 0.0%
Coca-Cola Icecek Sanayi A/S		58,000	708,138
United Arab Emirates - 0.0%
DP World Ltd.		17,382	288,367
TOTAL COMMON STOCKS
(Cost $41,586,562)			40,758,653

Nonconvertible Preferred Stocks - 0.1%
Brazil - 0.1%
Ambev SA sponsored ADR		194,800	1,151,268
Banco Bradesco SA (PN) sponsored ADR		148,200	1,157,442
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR		83,900	751,744
Itau Unibanco Holding SA sponsored ADR		130,400	1,230,976
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,068,130)			4,291,430

Investment Companies - 5.9%
United States of America - 5.9%
iShares China Large-Cap ETF (h)		1,094,300	37,446,946
iShares MSCI Brazil Index ETF		2,520,200	75,933,626
iShares MSCI Emerging Markets Index ETF (h)		2,749,600	94,476,239
iShares MSCI Mexico Index ETF		190,700	9,603,652
TOTAL INVESTMENT COMPANIES
(Cost $207,871,598)			217,460,463
		Principal Amount(a)	Value

Preferred Securities - 0.6%
British Virgin Islands - 0.0%
Magnesita Finance Ltd. 8.625% (b)(e)		425,000	328,574
Cayman Islands - 0.2%
Banco Do Brasil SA 9% (b)(c)(e)		8,114,000	6,314,288
China - 0.1%
Sinochem Group 5% (b)(c)(e)		3,040,000	3,163,583
Colombia - 0.1%
Colombia Telecomunicacines SA 8.5% (b)(c)(e)		6,840,000	6,166,130
India - 0.2%
State Bank of India 6.439% (c)(e)		7,554,000	7,692,173
TOTAL PREFERRED SECURITIES
(Cost $23,473,623)			23,664,748
		Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.43% (j)		79,165,030	79,165,030
Fidelity Securities Lending Cash Central Fund, 0.46% (j)(k)		57,868,395	57,868,395
TOTAL MONEY MARKET FUNDS
(Cost $137,033,425)			137,033,425
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $3,766,862,365)			3,795,834,031
NET OTHER ASSETS (LIABILITIES) - (2.2)%			(83,320,971)
NET ASSETS - 100%			$3,712,513,060

Currency Abbreviations

EUR – European Monetary Unit

MXN – Mexican peso

RUB – Russian ruble

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,542,757,028 or 41.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Quantity represents share amount.

 (h) Security or a portion of the security is on loan at period end.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$202,224
Fidelity Securities Lending Cash Central Fund	84,674
Total	$286,898

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,749,082	$--	$5,749,082	$--
Consumer Staples	5,704,723	1,859,406	3,845,317	--
Energy	1,783,606	698,096	725,510	360,000
Financials	7,014,140	3,748,290	3,265,850	--
Industrials	2,280,921	288,367	1,992,554	--
Information Technology	9,898,013	9,898,013	--	--
Materials	6,654,043	6,168,751	485,292	--
Telecommunication Services	4,464,876	3,727,040	737,836	--
Utilities	1,500,679	751,744	748,935	--
Corporate Bonds	1,367,776,315	--	1,361,915,119	5,861,196
Government Obligations	2,004,848,997	--	2,004,637,677	211,320
Investment Companies	217,460,463	217,460,463	--	--
Preferred Securities	23,664,748	--	23,664,748	--
Money Market Funds	137,033,425	137,033,425	--	--
Total Investments in Securities:	$3,795,834,031	$381,633,595	$3,407,767,920	$6,432,516

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	3.5%
BBB	28.8%
BB	25.2%
B	19.6%
CCC,CC,C	10.5%
D	0.2%
Not Rated	3.6%
Equities	7.1%
Short-Term Investments and Net Other Assets	1.5%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $57,324,289) — See accompanying schedule: Unaffiliated issuers (cost $3,629,828,940)	$3,658,800,606
Fidelity Central Funds (cost $137,033,425)	137,033,425
Total Investments (cost $3,766,862,365)		$3,795,834,031
Receivable for investments sold		19,467,749
Receivable for fund shares sold		7,164,457
Dividends receivable		71,224
Interest receivable		58,882,696
Distributions receivable from Fidelity Central Funds		57,473
Other receivables		22,002
Total assets		3,881,499,632
Liabilities
Payable for investments purchased	$92,650,761
Payable for fund shares redeemed	6,434,289
Distributions payable	9,273,695
Accrued management fee	1,977,370
Distribution and service plan fees payable	156,661
Other affiliated payables	490,340
Other payables and accrued expenses	135,061
Collateral on securities loaned, at value	57,868,395
Total liabilities		168,986,572
Net Assets		$3,712,513,060
Net Assets consist of:
Paid in capital		$3,672,635,977
Undistributed net investment income		37,296,590
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,464,643)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,045,136
Net Assets		$3,712,513,060
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($262,856,340 ÷ 18,906,653 shares)		$13.90
Maximum offering price per share (100/96.00 of $13.90)		$14.48
Class T:
Net Asset Value and redemption price per share ($80,953,285 ÷ 5,847,618 shares)		$13.84
Maximum offering price per share (100/96.00 of $13.84)		$14.42
Class C:
Net Asset Value and offering price per share ($103,523,427 ÷ 7,389,122 shares)(a)		$14.01
Class I:
Net Asset Value, offering price and redemption price per share ($3,265,180,008 ÷ 239,431,533 shares)		$13.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$2,764,342
Interest		119,837,258
Income from Fidelity Central Funds		286,898
Income before foreign taxes withheld		122,888,498
Less foreign taxes withheld		(51,873)
Total income		122,836,625
Expenses
Management fee	$10,930,847
Transfer agent fees	2,306,819
Distribution and service plan fees	909,575
Accounting and security lending fees	554,909
Custodian fees and expenses	49,119
Independent trustees' fees and expenses	7,108
Registration fees	236,161
Audit	53,986
Legal	5,663
Miscellaneous	11,746
Total expenses before reductions	15,065,933
Expense reductions	(56,595)	15,009,338
Net investment income (loss)		107,827,287
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,047,011
Foreign currency transactions	(274,156)
Total net realized gain (loss)		6,772,855
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $35,050)	272,171,565
Assets and liabilities in foreign currencies	142,951
Total change in net unrealized appreciation (depreciation)		272,314,516
Net gain (loss)		279,087,371
Net increase (decrease) in net assets resulting from operations		$386,914,658

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$107,827,287	$165,133,201
Net realized gain (loss)	6,772,855	(21,601,131)
Change in net unrealized appreciation (depreciation)	272,314,516	(158,389,211)
Net increase (decrease) in net assets resulting from operations	386,914,658	(14,857,141)
Distributions to shareholders from net investment income	(93,762,914)	(141,885,884)
Share transactions - net increase (decrease)	267,859,014	658,778,469
Redemption fees	175,759	393,390
Total increase (decrease) in net assets	561,186,517	502,428,834
Net Assets
Beginning of period	3,151,326,543	2,648,897,709
End of period	$3,712,513,060	$3,151,326,543
Other Information
Undistributed net investment income end of period	$37,296,590	$23,232,217

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Income Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$13.43	$13.60	$15.30	$13.55	$13.32
Income from Investment Operations
Net investment income (loss)A	.410	.746	.690	.639	.668	.726
Net realized and unrealized gain (loss)	1.083	(.783)	(.133)	(1.670)	1.920	.256
Total from investment operations	1.493	(.037)	.557	(1.031)	2.588	.982
Distributions from net investment income	(.354)	(.635)	(.602)	(.577)	(.603)	(.698)
Distributions from net realized gain	–	–	(.127)	(.095)	(.237)	(.057)
Total distributions	(.354)	(.635)	(.729)	(.672)	(.840)	(.755)
Redemption fees added to paid in capitalA	.001	.002	.002	.003	.002	.003
Net asset value, end of period	$13.90	$12.76	$13.43	$13.60	$15.30	$13.55
Total ReturnB,C,D	11.89%	(.34)%	4.01%	(6.83)%	19.54%	7.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.15%G	1.16%	1.16%	1.17%	1.18%	1.19%
Expenses net of fee waivers, if any	1.15%G	1.16%	1.16%	1.17%	1.18%	1.18%
Expenses net of all reductions	1.15%G	1.15%	1.16%	1.17%	1.18%	1.18%
Net investment income (loss)	6.31%G	5.60%	4.88%	4.45%	4.59%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$262,856	$238,065	$289,083	$348,952	$480,718	$309,900
Portfolio turnover rateH	76%G	105%	143%	138%	87%	133%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Income Fund Class T

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.70	$13.37	$13.54	$15.24	$13.50	$13.28
Income from Investment Operations
Net investment income (loss)A	.405	.736	.681	.635	.662	.721
Net realized and unrealized gain (loss)	1.084	(.781)	(.130)	(1.668)	1.914	.249
Total from investment operations	1.489	(.045)	.551	(1.033)	2.576	.970
Distributions from net investment income	(.350)	(.627)	(.596)	(.575)	(.601)	(.696)
Distributions from net realized gain	–	–	(.127)	(.095)	(.237)	(.057)
Total distributions	(.350)	(.627)	(.723)	(.670)	(.838)	(.753)
Redemption fees added to paid in capitalA	.001	.002	.002	.003	.002	.003
Net asset value, end of period	$13.84	$12.70	$13.37	$13.54	$15.24	$13.50
Total ReturnB,C,D	11.91%	(.40)%	3.99%	(6.87)%	19.51%	7.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.20%G	1.20%	1.20%	1.19%	1.20%	1.21%
Expenses net of fee waivers, if any	1.20%G	1.20%	1.20%	1.19%	1.20%	1.20%
Expenses net of all reductions	1.20%G	1.20%	1.19%	1.19%	1.20%	1.20%
Net investment income (loss)	6.27%G	5.56%	4.85%	4.44%	4.57%	5.39%
Supplemental Data
Net assets, end of period (000 omitted)	$80,953	$78,114	$87,301	$89,378	$138,448	$104,920
Portfolio turnover rateH	76%G	105%	143%	138%	87%	133%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Income Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.86	$13.52	$13.70	$15.40	$13.64	$13.40
Income from Investment Operations
Net investment income (loss)A	.364	.651	.588	.536	.564	.630
Net realized and unrealized gain (loss)	1.093	(.774)	(.147)	(1.675)	1.925	.262
Total from investment operations	1.457	(.123)	.441	(1.139)	2.489	.892
Distributions from net investment income	(.308)	(.539)	(.496)	(.469)	(.494)	(.598)
Distributions from net realized gain	–	–	(.127)	(.095)	(.237)	(.057)
Total distributions	(.308)	(.539)	(.623)	(.564)	(.731)	(.655)
Redemption fees added to paid in capitalA	.001	.002	.002	.003	.002	.003
Net asset value, end of period	$14.01	$12.86	$13.52	$13.70	$15.40	$13.64
Total ReturnB,C,D	11.49%	(.97)%	3.14%	(7.48)%	18.59%	6.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.91%G	1.91%	1.91%	1.92%	1.92%	1.93%
Expenses net of fee waivers, if any	1.91%G	1.91%	1.91%	1.92%	1.92%	1.92%
Expenses net of all reductions	1.91%G	1.90%	1.91%	1.92%	1.92%	1.92%
Net investment income (loss)	5.56%G	4.85%	4.13%	3.71%	3.84%	4.66%
Supplemental Data
Net assets, end of period (000 omitted)	$103,523	$98,757	$130,015	$151,747	$213,626	$126,005
Portfolio turnover rateH	76%G	105%	143%	138%	87%	133%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Income Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$13.17	$13.35	$15.03	$13.33	$13.12
Income from Investment Operations
Net investment income (loss)A	.421	.766	.713	.663	.701	.753
Net realized and unrealized gain (loss)	1.075	(.768)	(.132)	(1.633)	1.881	.249
Total from investment operations	1.496	(.002)	.581	(.970)	2.582	1.002
Distributions from net investment income	(.367)	(.660)	(.636)	(.618)	(.647)	(.738)
Distributions from net realized gain	–	–	(.127)	(.095)	(.237)	(.057)
Total distributions	(.367)	(.660)	(.763)	(.713)	(.884)	(.795)
Redemption fees added to paid in capitalA	.001	.002	.002	.003	.002	.003
Net asset value, end of period	$13.64	$12.51	$13.17	$13.35	$15.03	$13.33
Total ReturnB,C	12.16%	(.07)%	4.27%	(6.54)%	19.84%	7.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.85%F	.87%	.89%	.89%	.89%	.89%
Expenses net of fee waivers, if any	.85%F	.87%	.89%	.89%	.89%	.89%
Expenses net of all reductions	.85%F	.86%	.88%	.89%	.89%	.89%
Net investment income (loss)	6.62%F	5.89%	5.16%	4.74%	4.88%	5.70%
Supplemental Data
Net assets, end of period (000 omitted)	$3,265,180	$2,732,680	$2,136,089	$1,495,712	$1,376,278	$585,546
Portfolio turnover rateG	76%F	105%	143%	138%	87%	133%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$188,980,783
Gross unrealized depreciation	(130,736,798)
Net unrealized appreciation (depreciation) on securities	$58,243,985
Tax cost	$3,737,590,046

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(30,142,233)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,452,413,614 and $935,076,435, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$307,948	$–
Class T	-%	.25%	96,354	–
Class B	.65%	.25%	14,676	10,599
Class C	.75%	.25%	490,597	25,897
			$909,575	$36,496

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,493
Class T	2,227
Class B(a)	890
Class C(a)	3,456
$17,066

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$224,256.18
Class T	87,842.23
Class B	3,641.22
Class C	90,890.19
Class I	1,900,190.13
	$2,306,819

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $374 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,729 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $84,674. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $49,056 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,192.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,347.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Class A	$6,690,296	$12,766,501
Class T	2,077,168	3,981,944
Class B	77,237	205,671
Class C	2,298,026	4,674,230
Class I	82,620,187	120,257,538
Total	$93,762,914	$141,885,884

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Class A
Shares sold	4,636,353	3,579,134	$61,299,068	$47,757,601
Reinvestment of distributions	482,064	909,392	6,360,398	12,066,974
Shares redeemed	(4,869,540)	(7,362,935)	(64,114,259)	(97,690,837)
Net increase (decrease)	248,877	(2,874,409)	$3,545,207	$(37,866,262)
Class T
Shares sold	382,978	976,744	$5,015,109	$12,990,255
Reinvestment of distributions	148,198	281,449	1,945,050	3,717,296
Shares redeemed	(832,090)	(1,640,482)	(10,749,194)	(21,664,233)
Net increase (decrease)	(300,914)	(382,289)	$(3,789,035)	$(4,956,682)
Class B
Shares sold	2,123	29,119	$28,937	$404,160
Reinvestment of distributions	4,700	13,935	61,972	187,420
Shares redeemed	(294,006)	(227,422)	(4,010,487)	(3,066,479)
Net increase (decrease)	(287,183)	(184,368)	$(3,919,578)	$(2,474,899)
Class C
Shares sold	466,030	715,399	$6,217,605	$9,629,593
Reinvestment of distributions	155,534	311,666	$2,066,245	$4,166,743
Shares redeemed	(913,512)	(2,959,036)	(11,994,588)	(39,503,337)
Net increase (decrease)	(291,948)	(1,931,971)	$(3,710,738)	$(25,707,001)
Class I
Shares sold	44,078,922	108,806,535	$566,587,296	$1,410,958,466
Reinvestment of distributions	2,530,687	4,351,484	32,763,352	56,563,963
Shares redeemed	(25,532,051)	(57,024,088)	(323,617,490)	(737,739,116)
Net increase (decrease)	21,077,558	56,133,931	$275,733,158	$729,783,313

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 62% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Class A	1.15%
Actual		$1,000.00	$1,118.90	$6.06
Hypothetical-C		$1,000.00	$1,019.14	$5.77
Class T	1.20%
Actual		$1,000.00	$1,119.10	$6.32
Hypothetical-C		$1,000.00	$1,018.90	$6.02
Class C	1.91%
Actual		$1,000.00	$1,114.90	$10.04
Hypothetical-C		$1,000.00	$1,015.37	$9.57
Class I	.85%
Actual		$1,000.00	$1,121.60	$4.48
Hypothetical-C		$1,000.00	$1,020.64	$4.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

EMI-SANN-0816
1.705745.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith President and Treasurer

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith President and Treasurer

Date:	August 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III Chief Financial Officer

Date:	August 25, 2016